United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-7141
(Investment Company Act File Number)

Federated Hermes World Investment Series, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-11-30

Date of Reporting Period: 2024-11-30

Item 1.	Reports to Stockholders

Federated Hermes Emerging Market Debt Fund
Class A Shares / IHIAX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$125	1.18%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  The largest contributors to relative Fund performance were sovereign allocations in countries such as Ukraine, Argentina, Turkey, and Angola.
  Secondarily, outperformance from other sovereigns that performed well, such as Ghana, El Salvador, and Ecuador contributed to relative performance.
  Allocations to corporates contributed positively to relative Fund performance during the period.
  An overweight position to the U.S. dollar was constructive in terms of relative performance.
Top Detractors from Performance
  Positions in Brazilian local rates and foreign exchange exposures had a negative contribution to relative Fund performance.
  Allocations to quasi-sovereigns detracted from relative performance.
  Positioning in Chinese renminbi and Indonesian rupiah currencies detracted from relative Fund performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	6.79%	0.75%	1.63%
Class A Shares — excluding sales load	11.78%	1.68%	2.10%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified	13.16%	0.80%	3.04%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average	12.07%	1.42%	2.08%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$15,710,925
Number of Investments	123
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U771
G01949-01-A (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes Emerging Market Debt Fund
Class C Shares / IHICX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$204	1.93%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  The largest contributors to relative Fund performance were sovereign allocations in countries such as Ukraine, Argentina, Turkey, and Angola.
  Secondarily, outperformance from other sovereigns that performed well, such as Ghana, El Salvador, and Ecuador contributed to relative performance.
  Allocations to corporates contributed positively to relative Fund performance during the period.
  An overweight position to the U.S. dollar was constructive in terms of relative performance.
Top Detractors from Performance
  Positions in Brazilian local rates and foreign exchange exposures had a negative contribution to relative Fund performance.
  Allocations to quasi-sovereigns detracted from relative performance.
  Positioning in Chinese renminbi and Indonesian rupiah currencies detracted from relative Fund performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	10.06%	0.93%	1.48%
Class C Shares — excluding sales load	11.06%	0.93%	1.48%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified	13.16%	0.80%	3.04%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average	12.07%	1.42%	2.08%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$15,710,925
Number of Investments	123
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U755
G01949-01-B (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes Emerging Market Debt Fund
Institutional Shares / EMDIX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes Emerging Market Debt Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$99	0.93%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to an equally weighted blend of J.P. Morgan Emerging Markets Bond Index Global Diversified/J.P. Morgan Corporate Emerging Markets Bond Index Diversified/J.P. Morgan Government Bond Index Emerging Markets-Unhedged Diversified (the “Blended Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg Global Aggregate Index, which represents the overall global investment-grade debt market. The Fund seeks to provide a high level of current income and a secondary objective of capital appreciation by investing primarily in a portfolio of emerging market fixed-income investments.
Top Contributors to Performance
  The largest contributors to relative Fund performance were sovereign allocations in countries such as Ukraine, Argentina, Turkey, and Angola.
  Secondarily, outperformance from other sovereigns that performed well, such as Ghana, El Salvador, and Ecuador contributed to relative performance.
  Allocations to corporates contributed positively to relative Fund performance during the period.
  An overweight position to the U.S. dollar was constructive in terms of relative performance.
Top Detractors from Performance
  Positions in Brazilian local rates and foreign exchange exposures had a negative contribution to relative Fund performance.
  Allocations to quasi-sovereigns detracted from relative performance.
  Positioning in Chinese renminbi and Indonesian rupiah currencies detracted from relative Fund performance.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	12.04%	1.93%	2.34%
Bloomberg Global Aggregate Index[1]	4.64%	-1.42%	0.30%
J.P. Morgan Emerging Markets Bond Index Global Diversified	13.16%	0.80%	3.04%
Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified	9.05%	1.21%	2.80%
Morningstar Emerging Markets Bond Funds Average	12.07%	1.42%	2.08%
[1]	The Fund has designated the Bloomberg Global Aggregate Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$15,710,925
Number of Investments	123
Portfolio Turnover Rate	58%
Total Advisory Fees Paid	$0
Fund Holdings
Top Countries
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective January 2024, as the result of the Fund operating as a diversified fund, references to the Fund operating as a non-diversified fund and related principal risks in the Fund’s Prospectus and Statement of Additional Information were updated to reflect the Fund’s status as diversified.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U615
G01949-01-C (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Leaders Fund
Class A Shares / FGFAX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$111	1.07%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	1.05%	4.97%	3.76%
Class A Shares — excluding sales load	6.92%	6.17%	4.35%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U847
G02455-03-A (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Leaders Fund
Class C Shares / FGFCX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$188	1.82%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	5.12%	5.35%	3.71%
Class C Shares — excluding sales load	6.12%	5.35%	3.71%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U821
G02455-03-B (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Leaders Fund
Class R Shares / FGFRX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$127	1.23%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R Shares	6.76%	5.99%	4.16%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U599
G02455-03-C (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Leaders Fund
Institutional Shares / FGFLX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$81	0.78%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.23%	6.46%	4.63%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U623
G02455-03-D (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Leaders Fund
Class R6 Shares / FGRSX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International Leaders Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$76	0.73%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI EAFE Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital growth by investing primarily in a portfolio of equity securities issued by foreign (non-U.S.) companies that the Fund’s investment adviser has deemed as the best opportunities across its investable universe.
Top Contributors to Performance
  The Industrials sector was a positive contributor to performance in both stock selection and sector weighting.
  Stock selection within the Materials sector was a positive contributor to Fund relative performance.
  Top individual Fund holdings that contributed positively to performance included IHI Corporation, Rheinmetall AG, Mitsubishi Heavy Industries Ltd., Rolls Royce Holdings plc and Deutsche Telekom AG.
  By country, Japan was a top contributor to Fund relative performance on the back of strong stock selection.
Top Detractors from Performance
  Stock selection was a negative contributor to Fund relative performance, particularly within the Information Technology, Financials and Consumer Discretionary sectors.
  Top individual Fund holdings that detracted from performance included STMicroelectronics NV, Prudential plc, RWE AG, Samsung Electronics Co., Ltd. and Heineken NV.
  Sector weighting was a negative contributor to Fund performance driven by the Fund’s relative underweight position in Financials and overweight allocation to Semiconductors & Semiconductors Capital Equipment.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	7.28%	6.51%	4.68%
MSCI EAFE Index	11.88%	5.88%	5.07%
Morningstar Foreign Large Blend Funds Average	13.00%	5.50%	4.61%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,207,620,600
Number of Investments	80
Portfolio Turnover Rate	85%
Total Advisory Fees Paid	$7,409,998
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser was reduced from 0.85% to 0.72% of the Fund’s average daily net assets.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U581
G02455-03-E (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Small-Mid Company Fund
Class A Shares / ISCAX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International
Small-Mid Company Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$134	1.24%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Materials, Consumer Discretionary, Energy, Consumer Staples, Financials and Health Care sectors.
  Top individual Fund holdings that contributed positively to performance included Rheinmetall AG, IHI Corporation, Fusion Pharmaceuticals, Rolls Royce Holdings plc and Asics Corporation.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Consumer Staples.
  Stock selection was a negative contributor to performance particularly within the Information Technology and Real Estate sectors.
  Holding cash detracted from Fund relative performance.
  Top individual Fund holdings that detracted from performance included B&M European Value Retail, Soitec SA, Stabilus SE, Adecco Group AG and Tecan Group AG.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares — including sales load	9.67%	5.41%	5.85%
Class A Shares — excluding sales load	16.06%	6.61%	6.45%
MSCI ACWI ex USA Index[1]	13.03%	5.40%	4.62%
MSCI ACWI ex USA SMID Cap Index	12.11%	4.89%	5.11%
Morningstar Foreign Small/Mid Growth Average	11.78%	3.04%	4.93%
[1]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$269,107,640
Number of Investments	135
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,517,489
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective March 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Dariusz M. Czoch, Portfolio Manager, continues to manage the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U748
G01968-01-A (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Small-Mid Company Fund
Class C Shares / ISCCX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International
Small-Mid Company Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$214	1.99%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Materials, Consumer Discretionary, Energy, Consumer Staples, Financials and Health Care sectors.
  Top individual Fund holdings that contributed positively to performance included Rheinmetall AG, IHI Corporation, Fusion Pharmaceuticals, Rolls Royce Holdings plc and Asics Corporation.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Consumer Staples.
  Stock selection was a negative contributor to performance particularly within the Information Technology and Real Estate sectors.
  Holding cash detracted from Fund relative performance.
  Top individual Fund holdings that detracted from performance included B&M European Value Retail, Soitec SA, Stabilus SE, Adecco Group AG and Tecan Group AG.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class C Shares — including sales load	14.21%	5.81%	5.78%
Class C Shares — excluding sales load	15.21%	5.81%	5.78%
MSCI ACWI ex USA Index[1]	13.03%	5.40%	4.62%
MSCI ACWI ex USA SMID Cap Index	12.11%	4.89%	5.11%
Morningstar Foreign Small/Mid Growth Average	11.78%	3.04%	4.93%
[1]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$269,107,640
Number of Investments	135
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,517,489
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective March 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Dariusz M. Czoch, Portfolio Manager, continues to manage the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U722
G01968-01-B (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Federated Hermes International
Small-Mid Company Fund
Institutional Shares / ISCIX
Annual Shareholder Report | November 30, 2024
A Portfolio of Federated Hermes World Investment Series, Inc.
This annual shareholder report contains important information about the Federated Hermes International
Small-Mid Company Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to the Fund during the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$107	0.99%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the MSCI ACWI ex USA SMID Cap Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the MSCI ACWI ex USA Index, which represents the global equity market outside the U.S. in developed markets and emerging markets. The Fund seeks to provide long-term growth of capital by investing at least 80% of its net assets in equity securities issued by non-U.S. small- or mid-capitalization companies.
Top Contributors to Performance
  Stock selection was a positive contributor to Fund relative performance particularly within the Industrials, Materials, Consumer Discretionary, Energy, Consumer Staples, Financials and Health Care sectors.
  Top individual Fund holdings that contributed positively to performance included Rheinmetall AG, IHI Corporation, Fusion Pharmaceuticals, Rolls Royce Holdings plc and Asics Corporation.
Top Detractors from Performance
  Sector exposure was a negative contributor to Fund relative performance particularly within Consumer Staples.
  Stock selection was a negative contributor to performance particularly within the Information Technology and Real Estate sectors.
  Holding cash detracted from Fund relative performance.
  Top individual Fund holdings that detracted from performance included B&M European Value Retail, Soitec SA, Stabilus SE, Adecco Group AG and Tecan Group AG.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: November 30, 2014 through November 30, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	16.37%	6.86%	6.69%
MSCI ACWI ex USA Index[1]	13.03%	5.40%	4.62%
MSCI ACWI ex USA SMID Cap Index	12.11%	4.89%	5.11%
Morningstar Foreign Small/Mid Growth Average	11.78%	3.04%	4.93%
[1]	The Fund has designated the MSCI ACWI ex USA Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$269,107,640
Number of Investments	135
Portfolio Turnover Rate	35%
Total Advisory Fees Paid	$1,517,489
Fund Holdings
Top Countries
(% of Net Assets)
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective March 2024, Thomas J. Banks no longer serves as a portfolio manager of the Fund. Dariusz M. Czoch, Portfolio Manager, continues to manage the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31428U631
G01968-01-C (1/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $122,375

Fiscal year ended 2023 - $115,745

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $1,853 and $0 respectively. Fiscal year ended 2024- Travel expenses for attendance at Board meeting.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $33,184 and $72,537 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $260,974

Fiscal year ended 2023 - $261,084

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | IHIAX	C | IHICX	Institutional | EMDIX

Federated Hermes Emerging Market Debt Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—77.6%
		Chemicals & Plastics—3.4%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 153,979
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	207,292
200,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	174,345
		TOTAL	535,616
		Oil & Gas—2.1%
400,000	[1,2]	Petroleos de Venezuela S.A., Unsecd. Note, REGS, 6.000%, 12/31/2099	37,000
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	86,078
200,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	203,066
		TOTAL	326,144
		Sovereign—70.8%
25,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	17,300
20,000		Argentina, Government of, Series 3, 3.000%, 5/31/2026	18,275
48,000		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	35,292
50,000		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	38,824
96,997		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	61,302
100,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	67,231
50,000		Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	31,729
10,000		Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	8,402
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	178,865
BRL 4,800,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	795,062
2,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	279,251
CLP 270,000,000		Chile, Government of, Unsecd. Note, 2.500%, 3/1/2025	275,599
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	209,592
COP 1,500,000,000	[3]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	276,605
1,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	176,948
CZK 7,700,000		Czech, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	277,059
$ 50,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	24,966
50,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	27,444
EGP 9,500,000	[4]	Egypt Treasury Bill, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	191,571
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	93,674
$ 200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	174,896
75,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	74,776
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	155,934
46,441	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	36,507
25,600	[4]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	23,828
193,600		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	169,807
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	197,664
HUF 170,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	325,253
$ 200,000		Indonesia, Government of, Sr. Unsecd. Note, 144A, 5.200%, 7/2/2034	201,943
IDR 6,900,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	474,212
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	99,651
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	199,090
74,521		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	70,803
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	199,200
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	199,980
200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	185,042
200,000	[1,2]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	18,736
Annual Financial Statements and Additional Information
1

Principal Amount or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
MXN 8,300,000		Mex Bonos Desarr Fix Rt, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	$ 350,790
5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	234,439
$ 200,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	169,653
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	151,800
200,000		Oman, Government of, Sr. Unsecd. Note, 144A, 6.250%, 1/25/2031	208,703
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 4.750%, 6/15/2026	198,364
200,000		Oman, Government of, Sr. Unsecd. Note, REGS, 5.625%, 1/17/2028	201,717
200,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	179,750
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 2.739%, 1/29/2033	166,200
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	464,257
600,000		Peru, Government of, Sr. Unsecd. Note, 7.300%, 8/12/2033	169,305
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	82,339
PLN 2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	510,487
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	221,390
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	169,678
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	156,631
$ 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 6.750%, 3/13/2048	145,065
200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	201,846
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	137,550
4,500,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	233,068
$ 400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	291,241
5,445	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	2,763
20,347	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	8,037
217,195	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2035	126,964
14,329	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	8,309
24,920	[1,2]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 1.750%, 2/1/2035	12,768
325,000	[1,2]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	245,690
UYU 6,000,000		Uruguay, Government of, Sr. Unsecd. Note, REGS, 8.500%, 3/15/2028	135,930
$ 350,000	[1,2]	Venezuela, Government of, Sr. Unsecd. Note, 8.250%, 12/31/2099	43,750
		TOTAL	11,120,797
		Transportation—1.3%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	205,283
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $14,299,240)	12,187,840
		CORPORATE BONDS—17.4%
		Air Transportation—0.1%
10,000	[4]	Latam Airlines Group SA, 144A, 0.000%, 4/15/2030	10,260
		Banking—1.5%
200,000	[1,2,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,2,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2025	10,000
200,000	[3,6]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743%, 4/4/2029	207,276
		TOTAL	237,276
		Building & Development—1.2%
200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	190,679
		Chemicals & Plastics—2.4%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	206,096
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	173,790
		TOTAL	379,886
Annual Financial Statements and Additional Information
2

Principal Amount or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Metals & Mining—3.0%
$ 400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	$ 403,664
53,837		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	52,366
20,000		Volcan Compania Minera S.A.A., 144A, 8.750%, 1/24/2030	19,128
		TOTAL	475,158
		Oil & Gas—4.7%
83,000		Ecopetrol SA, Sr. Unsecd. Note, 8.875%, 1/13/2033	85,562
25,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	26,741
50,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 6.000%, 1/13/2035	48,464
50,000		Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	51,049
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	204,911
200,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	199,295
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,621
50,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	52,031
50,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	51,783
		TOTAL	735,457
		Real Estate—0.1%
200,000	[1,2]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	20,130
		Telecommunications & Cellular—3.1%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	93,973
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	197,017
200,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	200,938
		TOTAL	491,928
		Utilities—1.3%
200,000		Zorlu Enerji Elektrik Uretim AS, Sr. Unsecd. Note, 144A, 11.000%, 4/23/2030	201,788
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,657,021)	2,742,562
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[1,5]	ATENTO LUXCO 1 SA (IDENTIFIED COST $8,750)	0
		INVESTMENT COMPANY—4.0%
621,526		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[7] (IDENTIFIED COST $621,526)	621,526
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $18,586,537)[8]	$15,551,928
		OTHER ASSETS AND LIABILITIES - NET—1.0%[9]	158,997
		TOTAL NET ASSETS—100.0%	$15,710,925
At November 30, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$538,008	March 2025	$4,287
United States Treasury Notes 10 Year Long Futures	5	$555,937	March 2025	$7,020
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$11,307
Annual Financial Statements and Additional Information
3

At November 30, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
12/3/2024	BNY Mellon	791,932 BRL	$145,108	$(13,536)
12/3/2024	HSBC	3,538,068 BRL	$611,519	$(23,702)
12/18/2024	BNP Paribas	3,850,000 TRY	$102,604	$6,317
12/18/2024	Credit Agricole	131,725 SGD	$101,970	$(3,534)
12/18/2024	HSBC	1,855,000 CNY	$263,412	$(6,586)
12/18/2024	Morgan Stanley	1,756,562 MXN	$85,422	$861
12/18/2024	Morgan Stanley	1,062,708 MXN	$51,151	$1,050
12/18/2024	Morgan Stanley	1,022,878 MXN	$50,217	$28
2/10/2025	Bank of America	176,103 BRL	$30,000	$(1,018)
Contracts Sold:
12/3/2024	Wells Fargo	4,330,000 BRL	$779,885	$60,496
12/18/2024	BNP Paribas	1,714,400,000 COP	$405,809	$20,094
12/18/2024	BNP Paribas	5,300,000 MXN	$270,180	$9,841
12/18/2024	HSBC	500,000 EUR	$556,735	$27,922
12/18/2024	HSBC	4,042,700,879 IDR	$256,316	$1,298
12/18/2024	Morgan Stanley	66,535,970 CLP	$67,989	$(300)
12/18/2024	Standard Chartered Bank	1,988,100 PEN	$527,697	$(2,880)
12/18/2024	State Street	1,898,614 MXN	$94,384	$1,123
12/18/2024	Wells Fargo	203,930,000 CLP	$220,790	$11,486
3/6/2025	HSBC	3,540,000 BRL	$603,959	$23,875
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$112,835
At November 30, 2024, the Fund had the following open swap contracts:
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2024[10]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swaps:
Barclays	Dominican Republic International Bond	Sell	1.00%	12/20/2029	1.00%	$200,000	$(5,938)	$(5,895)	$(43)
Citi Bank	CDX Index EM Series 42	Buy	1.00%	12/20/2029	1.00%	$200,000	$4,980	$6,179	$(1,199)
TOTAL CREDIT DEFAULT SWAPS							$(958)	$284	$(1,242)
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts, and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$—	$49,563	$49,563
Purchases at Cost	$5,740,954	$3,713,529	$9,454,483
Proceeds from Sales	$(5,119,428)	$(3,763,046)	$(8,882,474)
Change in Unrealized Appreciation/Depreciation	$—	$(5)	$(5)
Net Realized Gain/(Loss)	$—	$(41)	$(41)
Value as of 11/30/2024	$621,526	$—	$621,526
Shares Held as of 11/30/2024	621,526	—	621,526
Dividend Income	$9,134	$3,441	$12,575
Annual Financial Statements and Additional Information
4

1	Non-income-producing security.
2	Issuer in default.
3
Floating/variable rate with current rate and current maturity or next reset date. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

4	Zero coupon bond.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $18,382,929.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
10
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$12,187,840	$—	$12,187,840
Corporate Bonds	—	2,712,562	30,000	2,742,562
Equity Security:
Common Stocks
International	—	—	0	0
Investment Company	621,526	—	—	621,526
TOTAL SECURITIES	$621,526	$14,900,402	$30,000	$15,551,928
Other Financial Instruments:
Assets
Futures Contracts	$11,307	$—	$—	$11,307
Swap Contracts	—	4,980	—	4,980
Foreign Exchange Contracts	—	164,391	—	164,391
Liabilities
Swap Contracts	—	(5,938)	—	(5,938)
Foreign Exchange Contracts	—	(51,556)	—	(51,556)
TOTAL OTHER FINANCIAL INSTRUMENTS	$11,307	$111,877	$—	$123,184
Annual Financial Statements and Additional Information
5

The following acronym(s) are used throughout this portfolio:
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SGD	—Singapore Dollar
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.28	$6.80	$8.41	$8.85	$8.56
Income From Investment Operations:
Net investment income[1]	0.63	0.53	0.50	0.44	0.47
Net realized and unrealized gain (loss)	0.22	0.20	(1.80)	(0.60)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.85	0.73	(1.30)	(0.16)	0.49
Less Distributions:
Distributions from net investment income	(0.21)	(0.25)	(0.31)	(0.28)	(0.20)
Net Asset Value, End of Period	$7.92	$7.28	$6.80	$8.41	$8.85
Total Return[2]	11.78%	11.00%	(15.60)%	(1.96)%	5.83%
Ratios to Average Net Assets:
Net expenses[3]	1.18%[4]	1.19%	1.18%	1.18%	1.18%[4]
Net investment income	8.24%	7.63%	6.21%	5.01%	5.51%
Expense waiver/reimbursement[5]	2.25%	2.03%	1.43%	1.01%	1.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,277	$12,128	$12,442	$28,558	$24,294
Portfolio turnover[6]	58%	72%	81%	74%	69%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.18% and 1.18% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.22	$6.75	$8.35	$8.80	$8.50
Income From Investment Operations:
Net investment income[1]	0.56	0.48	0.46	0.39	0.45
Net realized and unrealized gain (loss)	0.23	0.19	(1.80)	(0.63)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.79	0.67	(1.34)	(0.24)	0.43
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.26)	(0.21)	(0.13)
Net Asset Value, End of Period	$7.86	$7.22	$6.75	$8.35	$8.80
Total Return[2]	11.06%	10.10%	(16.23)%	(2.79)%	5.20%
Ratios to Average Net Assets:
Net expenses[3]	1.93%[4]	1.94%	1.93%	1.93%	1.93%[4]
Net investment income	7.43%	7.03%	5.61%	4.51%	4.93%
Expense waiver/reimbursement[5]	2.22%	2.03%	1.48%	1.05%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$91	$162	$257	$501	$1,394
Portfolio turnover[6]	58%	72%	81%	74%	69%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.93% and 1.93% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$7.29	$6.81	$8.42	$8.87	$8.57
Income From Investment Operations:
Net investment income[1]	0.65	0.55	0.55	0.46	0.49
Net realized and unrealized gain (loss)	0.22	0.20	(1.83)	(0.61)	0.03
TOTAL FROM INVESTMENT OPERATIONS	0.87	0.75	(1.28)	(0.15)	0.52
Less Distributions:
Distributions from net investment income	(0.23)	(0.27)	(0.33)	(0.30)	(0.22)
Net Asset Value, End of Period	$7.93	$7.29	$6.81	$8.42	$8.87
Total Return[2]	12.04%	11.26%	(15.37)%	(1.81)%	6.21%
Ratios to Average Net Assets:
Net expenses[3]	0.93%[4]	0.94%	0.93%	0.93%	0.93%[4]
Net investment income	8.65%	7.86%	6.66%	5.22%	5.81%
Expense waiver/reimbursement[5]	2.24%	2.03%	1.48%	1.01%	1.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,344	$5,392	$5,479	$10,464	$7,653
Portfolio turnover[6]	58%	72%	81%	74%	69%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.93% and 0.93% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $621,526 of investment in an affiliated holding* (identified cost $18,586,537, including $621,526 of identified cost in an affiliated holding)	$15,551,928
Cash collateral on swap contracts	931
Cash	131,297
Cash denominated in foreign currencies (identified cost $8,948)	8,955
Receivable for investments sold	1,304,118
Income receivable	307,340
Unrealized appreciation on foreign exchange contracts	164,391
Due from broker (Note 2)	16,500
Swaps, at value (premium paid $6,179)	4,980
Receivable for variation margin on futures contracts	2,109
Receivable for shares sold	1,595
Total Assets	17,494,144
Liabilities:
Payable for investments purchased	$1,500,722
Payable for portfolio accounting fees	115,750
Unrealized depreciation on foreign exchange contracts	51,556
Payable for auditing fees	40,649
Income distribution payable	6,523
Swaps, at value (premium received $5,895)	5,938
Payable to adviser (Note 5)	1,956
Payable for capital gains taxes withheld	1,539
Payable for other service fees (Notes 2 and 5)	1,294
Payable for shares redeemed	892
Payable for administrative fee (Note 5)	275
Payable for Directors’/Trustees’ fees (Note 5)	158
Accrued expenses	55,967
TOTAL LIABILITIES	1,783,219
Net assets for 1,982,799 shares outstanding	$15,710,925
Net Assets Consist of:
Paid-in capital	$34,331,952
Total distributable earnings (loss)	(18,621,027)
TOTAL NET ASSETS	$15,710,925
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($11,276,537 ÷ 1,423,708 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$7.92
Offering price per share (100/95.50 of $7.92)	$8.29
Redemption proceeds per share	$7.92
Class C Shares:
Net asset value per share ($90,840 ÷ 11,561 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$7.86
Offering price per share	$7.86
Redemption proceeds per share (99.00/100 of $7.86)	$7.78
Institutional Shares:
Net asset value per share ($4,343,548 ÷ 547,530 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$7.93
Offering price per share	$7.93
Redemption proceeds per share	$7.93

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Interest (net of foreign tax withheld of $6,053)	$1,578,739
Dividends received from affiliated holdings*	12,575
TOTAL INCOME	1,591,314
Expenses:
Investment adviser fee (Note 5)	$143,296
Administrative fee (Note 5)	16,073
Custodian fees	30,747
Transfer agent fees	32,785
Directors’/Trustees’ fees (Note 5)	2,290
Auditing fees	42,213
Legal fees	22,570
Distribution services fee (Note 5)	995
Other service fees (Notes 2 and 5)	30,086
Portfolio accounting fees	157,485
Share registration costs	55,657
Printing and postage	23,955
Miscellaneous (Note 5)	9,408
TOTAL EXPENSES	567,560
Waiver, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(143,296)
Reimbursement of other operating expenses (Note 5)	(235,574)
Reduction of custodian fees (Note 6)	(397)
TOTAL WAIVER, REIMBURSEMENTS AND REDUCTION	(379,267)
Net expenses	188,293
Net investment income	1,403,021
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized loss on investments (including net realized loss of $(41) on sales of investments in an affiliated holding* and realized foreign capital gains tax of $3) and foreign currency transactions	(1,543,928)
Net realized gain on foreign exchange contracts	188,681
Net realized loss on futures contracts	(6,899)
Net realized gain on written options	1,028
Net realized loss on swap contracts	(4,458)
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(5) of investments in an affiliated holding* and increase in payable for capital gains taxes withheld of $1,414)	1,815,576
Net change in unrealized appreciation of foreign exchange contracts	54,384
Net change in unrealized appreciation of futures contracts	(7,654)
Net change in unrealized appreciation of swap contracts	(5,252)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	491,478
Change in net assets resulting from operations	$1,894,499

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,403,021	$1,349,845
Net realized loss	(1,365,576)	(2,362,505)
Net change in unrealized appreciation/depreciation	1,857,054	2,866,834
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,894,499	1,854,174
Distributions to Shareholders:
Class A Shares	(327,544)	(440,563)
Class C Shares	(2,880)	(6,462)
Institutional Shares	(143,892)	(195,752)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(474,316)	(642,777)
Share Transactions:
Proceeds from sale of shares	2,954,433	2,048,222
Net asset value of shares issued to shareholders in payment of distributions declared	434,872	594,411
Cost of shares redeemed	(6,780,983)	(4,349,854)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(3,391,678)	(1,707,221)
Change in net assets	(1,971,495)	(495,824)
Net Assets:
Beginning of period	17,682,420	18,178,244
End of period	$15,710,925	$17,682,420
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Emerging Market Debt Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information
13

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. There may be a month or extended periods of months when the Fund is not able to declare and pay dividends because the Fund does not have income available for distribution, including, among other reasons, due to realized losses in the portfolio that reduce or eliminate the income available for distribution. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursements and reduction of $379,267 is disclosed in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information
14

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$29,754
Class C Shares	332
TOTAL	$30,086
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at November 30, 2024, is $200,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Annual Financial Statements and Additional Information
15

Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $123,077. This is based on amounts held as of each month-end throughout the fiscal year.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $35,562 and $74,987, respectively. This is based on the contracts held as of each month-end throughout the fiscal year.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and market risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the year end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $2,419,204 and $83,256, respectively. This is based on amounts held as of each month-end throughout the fiscal year.
Option Contracts
The Fund buys or sells put and call options to seek to increase return and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums received/paid for writing/purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Annual Financial Statements and Additional Information
16

Written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
As of November 30, 2024, the Fund had no outstanding purchased or written options.
The average market value of purchased put and call options held by the Fund throughout the period was $156 and $304, respectively. This is based on amounts held as of each month-end throughout the fiscal year.
The average market value of written put and call options held by the Fund throughout the period was $97 and $139, respectively. This is based on amounts held as of each month-end throughout the fiscal year.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$164,391	Unrealized depreciation on foreign exchange contracts	$51,556
Interest rate contracts	Receivable for variation margin on future contracts	11,307*	Payable for variation margin on future contracts	—
Credit contracts	Swaps, at value	4,980	Swaps, at value	5,938
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$180,678		$57,494

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended November 30, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(6,899)	$—	$—	$—	$(6,899)
Foreign exchange contracts	—	—	188,681	(3,909)	1,028	185,800
Credit contracts	(4,458)	—	—	—	—	(4,458)
TOTAL	$(4,458)	$(6,899)	$188,681	$(3,909)	$1,028	$174,443

1	The net realized loss on Purchased Options is found within the Net realized loss on investments and foreign currency transactions on the Statement of Operations.
Annual Financial Statements and Additional Information
17

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$—	$(7,654)	$—	$(7,654)
Foreign exchange contracts	—	—	54,384	54,384
Credit contracts	(5,252)	—	—	(5,252)
TOTAL	$(5,252)	$(7,654)	$54,384	$41,478
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of November 30, 2024, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$4,980	$—	$—	$4,980
Foreign exchange contracts	164,391	(30,588)	—	133,803
TOTAL	$169,371	$(30,588)	$—	$138,783

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Swap Contracts	$5,938	$—	$—	$5,938
Foreign exchange contracts	51,556	(30,588)	—	20,968
TOTAL	$57,494	$(30,588)	$—	$26,906
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	66,866	$501,499	61,582	$428,678
Shares issued to shareholders in payment of distributions declared	38,010	288,357	57,417	393,087
Shares redeemed	(347,633)	(2,654,055)	(281,902)	(1,951,773)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(242,757)	$(1,864,199)	(162,903)	$(1,130,008)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,412	$10,748	1,341	$9,225
Shares issued to shareholders in payment of distributions declared	384	2,880	923	6,248
Shares redeemed	(12,689)	(96,281)	(17,930)	(122,967)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(10,893)	$(82,653)	(15,666)	$(107,494)
Annual Financial Statements and Additional Information
18

	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	316,791	$2,442,186	231,634	$1,610,319
Shares issued to shareholders in payment of distributions declared	18,898	143,635	28,419	195,076
Shares redeemed	(527,968)	(4,030,647)	(324,587)	(2,275,114)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(192,279)	$(1,444,826)	(64,534)	$(469,719)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(445,929)	$(3,391,678)	(243,103)	$(1,707,221)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$474,316	$642,777
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$136,487
Net unrealized depreciation	$(2,816,022)
Capital loss carryforwards	$(15,936,570)
Other timing differences	$(4,922)
TOTAL	$(18,621,027)
At November 30, 2024, the cost of investments for federal tax purposes was $18,382,929. The net unrealized depreciation of investments for federal tax purposes was $2,816,022. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $368,289 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,184,311. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities, defaulted securities and mark to market of derivative instruments.
As of November 30, 2024, the Fund had a capital loss carryforward of $15,936,570 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,862,593	$8,073,977	$15,936,570
The Fund used capital loss carryforwards of $347,678 to offset capital gains realized during the year ended November 30, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $142,990 of its fee and voluntarily reimbursed $235,574 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $306.
Some or all of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.
For the year ended November 30, 2024, the Sub-Adviser earned a fee of $33,042.
Annual Financial Statements and Additional Information
19

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.095% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.75% of average daily net assets annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$995
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $69 of fees paid by the Fund.
Other Service Fees
For the year ended November 30, 2024, FSSC received $2,734 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $250 in sales charges from the sale of Class A Shares.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.18%, 1.93% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended November 30, 2024, the Fund’s expenses were offset by $397 under these arrangements.
Annual Financial Statements and Additional Information
20

7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$9,472,954
Sales	$12,734,008
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2024, 100% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information
21

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES EMERGING MARKET DEBT FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Emerging Market Debt Fund (the “Fund”) (one of the portfolios constituting Federated Hermes World Investment Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes World Investment Series, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information
22

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes World Investment Series, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	28,178,267.722	274,702.824	0	N/A
Thomas R. Donahue	28,202,130.806	250,839.740	0	N/A
John G. Carson	28,206,271.508	246,699.038	0	N/A
G. Thomas Hough	28,197,552.377	255,418.169	0	N/A
Karen L. Larrimer	28,229,957.139	223,013.407	0	N/A
Max F. Miller	28,220,953.174	232,017.372	0	N/A
Frank J. Nasta	28,214,289.252	238,681.294	0	N/A
Thomas M. O’Neill	28,174,319.747	278,650.799	0	N/A
Madelyn A. Reilly	28,220,180.043	232,790.503	0	N/A
John S. Walsh	28,197,530.545	255,440.001	0	N/A
Annual Financial Statements and Additional Information
23

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes Emerging Market Debt Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information
24

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information
25

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant.
Annual Financial Statements and Additional Information
26

The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2023, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
27

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Emerging Market Debt Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U771
CUSIP 31428U755
CUSIP 31428U615
G01949-01 (1/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | FGFAX	C | FGFCX	R | FGFRX	Institutional | FGFLX	R6 | FGRSX

Federated Hermes International Leaders Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Belgium—1.3%
294,009		Anheuser-Busch InBev NV	$ 15,813,181
		Canada—0.8%
389,240	[1]	CAE, Inc.	9,132,912
		China—1.2%
95,013		Alibaba Group Holding Ltd., ADR	8,301,286
161,051		Prosus NV	6,557,939
		TOTAL	14,859,225
		Denmark—3.1%
54,539		DSV A/S	11,634,735
246,611		Novo Nordisk A/S	26,319,421
		TOTAL	37,954,156
		Finland—1.0%
234,497		Kone OYJ, Class B	12,179,103
		France—12.7%
95,254		Airbus Group SE	14,878,123
506,541		AXA SA	17,697,932
266,005		BNP Paribas SA	15,892,658
93,904		Capgemini SE	15,103,760
137,077		Danone SA	9,364,959
16,682		LVMH Moet Hennessy Louis Vuitton SE	10,393,152
53,870		Pernod Ricard SA	6,027,476
126,102		Renault SA	5,393,319
301,867		Sanofi	29,350,038
99,949		Thales SA	14,977,018
471,700		Veolia Environnement SA	13,745,998
		TOTAL	152,824,433
		Germany—19.3%
64,176		Allianz SE	19,832,477
33,650		Bayerische Motoren Werke AG	2,489,850
689,000		Commerzbank Aktiengesellschaft	10,567,451
171,570		Daimler Truck Holding AG	6,491,733
522,501		Deutsche Post AG	19,195,717
1,176,296		Deutsche Telekom AG, Class REG	37,606,699
629,000		E.ON SE	8,099,484
98,886		Heidelberg Materials AG	12,474,171
113,126		Merck KGAA	16,913,014
23,283		Rheinmetall AG	15,314,113
382,878		RWE AG	12,891,160
26,150		SAP SE	6,214,961
247,339		Siemens AG	47,779,151
322,683		Siemens Healthineers AG	17,496,473
		TOTAL	233,366,454
		Hong Kong—1.3%
1,904,493		Prudential PLC	15,534,434
		Ireland—4.2%
111,500		CRH PLC	11,440,246
259,633		Kerry Group PLC	25,085,069
Annual Financial Statements and Additional Information

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—continued
256,759		Smurfit WestRock PLC	$ 14,147,515
		TOTAL	50,672,830
		Italy—1.0%
304,802		UniCredit SpA	11,698,126
		Japan—18.9%
192,100		Advantest Corp.	10,613,651
591,800		Fanuc Ltd.	15,336,997
925,300		Hitachi Ltd.	23,081,408
72,000		Hoya Corp.	9,298,360
184,500		IHI Corp.	9,551,869
57,700		Keyence Corp.	25,041,707
1,976,700		Mitsubishi UFJ Financial Group, Inc.	23,441,520
71,000		NEC Corporation	6,069,870
34,100		SMC Corp.	14,519,902
1,172,500		Sony Group Corp.	23,411,367
837,600		Sumitomo Mitsui Financial Group, Inc.	20,616,666
617,200		Sumitomo Mitsui Trust Group, Inc.	15,565,503
1,042,800		Suzuki Motor Corp.	11,170,972
70,300		Tokyo Electron Ltd.	10,935,273
542,500		Toyota Motor Corp.	9,282,516
		TOTAL	227,937,581
		Netherlands—4.9%
38,696		ASML Holding N.V.	26,593,549
254,459		Heineken N.V.	18,885,097
429,125		Shell PLC	13,938,633
		TOTAL	59,417,279
		South Africa—1.5%
583,406		Anglo American PLC	18,707,937
		South Korea—2.0%
173,435		LG Electronics, Inc.	11,181,845
334,108		Samsung Electronics Co., Ltd.	13,197,334
		TOTAL	24,379,179
		Spain—3.3%
5,305,276		Banco Santander, S.A.	24,547,916
423,200		Cellnex Telecom, S.A.	15,198,996
		TOTAL	39,746,912
		Sweden—0.4%
186,394	[1]	Swedish Orphan Biovitrum AB	5,170,002
		Switzerland—5.6%
85,000		Adecco Group AG	2,264,981
174,317		DSM-Firmenich AG	19,122,160
82,118		Sika AG	21,309,034
766,212		UBS Group AG	24,724,790
		TOTAL	67,420,965
		Taiwan—0.4%
27,100		Taiwan Semiconductor Manufacturing Co. Ltd, ADR	5,004,286
		United Kingdom—15.4%
258,340		AstraZeneca PLC	34,691,788
1,107,000		Barclays PLC	3,708,796
2,563,834		Barratt Redrow PLC	13,956,789
3,852,581		BP PLC	18,870,392
Annual Financial Statements and Additional Information

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United Kingdom—continued
2,850,000	Hays PLC	$ 2,844,173
2,954,562	HSBC Holdings PLC	27,518,252
2,799,000	Melrose Industries PLC	20,422,905
1,968,884	National Grid-SP PLC	24,809,488
1,181,785	Natwest Group PLC	6,051,414
3,067,285	Rentokil Initial PLC	15,384,981
729,277	Standard Chartered PLC	9,012,957
747,632	WPP PLC	8,179,404
	TOTAL	185,451,339
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,071,019,680)	1,187,270,334
	PREFERRED STOCKS—0.6%
	Germany—0.6%
118,100	Dr. Ing. h.c. F. Porsche Aktiengesellschaft (IDENTIFIED COST $10,467,404)	7,370,558
	INVESTMENT COMPANY—0.8%
9,235,944	Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[2] (IDENTIFIED COST $9,235,944)	9,235,944
	TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $1,090,723,028)[3]	1,203,876,836
	OTHER ASSETS AND LIABILITIES - NET—0.3%[4]	3,743,764
	TOTAL NET ASSETS—100%	$1,207,620,600
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$—	$5,992,158	$5,992,158
Purchases at Cost	$448,008,995	$265,632,676	$713,641,671
Proceeds from Sales	$(438,773,051)	$(271,613,979)	$(710,387,030)
Change in Unrealized Appreciation/Depreciation	$—	$(2,892)	$(2,892)
Net Realized Gain/(Loss)	$—	$(7,963)	$(7,963)
Value as of 11/30/2024	$9,235,944	$—	$9,235,944
Shares Held as of 11/30/2024	9,235,944	—	9,235,944
Dividend Income	$987,713	$571,619	$1,559,332

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,093,567,329.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$13,305,572	$1,173,964,762	$—	$1,187,270,334
Preferred Stocks
International	—	7,370,558	—	7,370,558
Investment Company	9,235,944	—	—	9,235,944
TOTAL SECURITIES	$22,541,516	$1,181,335,320	$—	$1,203,876,836

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$35.99	$34.33	$40.90	$39.11	$35.18
Income From Investment Operations:
Net investment income[1]	0.53	0.50	0.59	0.26	0.17
Net realized and unrealized gain (loss)	1.93	2.49	(1.51)	1.57	4.60
TOTAL FROM INVESTMENT OPERATIONS	2.46	2.99	(0.92)	1.83	4.77
Less Distributions:
Distributions from net investment income	(0.47)	(0.61)	(0.20)	(0.04)	(0.84)
Distributions from net realized gain	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.10)	(1.33)	(5.65)	(0.04)	(0.84)
Net Asset Value, End of Period	$37.35	$35.99	$34.33	$40.90	$39.11
Total Return[2]	6.92%	9.17%	(2.96)%	4.67%	13.79%
Ratios to Average Net Assets:
Net expenses[3]	1.07%[4]	1.14%	1.23%	1.22%	1.22%[4]
Net investment income	1.40%	1.41%	1.77%	0.60%	0.50%
Expense waiver/reimbursement[5]	0.17%	0.22%	0.15%	0.13%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$232,999	$247,001	$241,568	$274,479	$273,667
Portfolio turnover[6]	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.07% and 1.22% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$32.57	$31.12	$37.65	$36.26	$32.65
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.22	0.27	(0.08)	(0.09)
Net realized and unrealized gain (loss)	1.76	2.26	(1.35)	1.47	4.25
TOTAL FROM INVESTMENT OPERATIONS	1.98	2.48	(1.08)	1.39	4.16
Less Distributions:
Distributions from net investment income	(0.16)	(0.31)	—	—	(0.55)
Distributions from net realized gain	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(0.79)	(1.03)	(5.45)	—	(0.55)
Net Asset Value, End of Period	$33.76	$32.57	$31.12	$37.65	$36.26
Total Return[2]	6.12%	8.35%	(3.70)%	3.83%	12.89%
Ratios to Average Net Assets:
Net expenses[3]	1.82%[4]	1.90%	2.02%	2.01%	2.02%[4]
Net investment income (loss)	0.64%	0.67%	0.89%	(0.20)%	(0.29)%
Expense waiver/reimbursement[5]	0.17%	0.19%	0.11%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,294	$16,364	$23,458	$38,052	$49,726
Portfolio turnover[6]	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.82% and 2.02% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$35.70	$34.05	$40.59	$38.86	$34.97
Income From Investment Operations:
Net investment income[1]	0.47	0.44	0.52	0.18	0.11
Net realized and unrealized gain (loss)	1.92	2.48	(1.49)	1.55	4.56
TOTAL FROM INVESTMENT OPERATIONS	2.39	2.92	(0.97)	1.73	4.67
Less Distributions:
Distributions from net investment income	(0.43)	(0.55)	(0.12)	—	(0.78)
Distributions from net realized gain	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.06)	(1.27)	(5.57)	—	(0.78)
Net Asset Value, End of Period	$37.03	$35.70	$34.05	$40.59	$38.86
Total Return[2]	6.76%	9.00%	(3.12)%	4.45%	13.58%
Ratios to Average Net Assets:
Net expenses[3]	1.23%[4]	1.29%	1.42%	1.41%	1.41%[4]
Net investment income	1.25%	1.25%	1.57%	0.42%	0.32%
Expense waiver/reimbursement[5]	0.42%	0.45%	0.39%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$27,305	$29,151	$27,359	$32,593	$36,935
Portfolio turnover[6]	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.23% and 1.41% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.09	$34.42	$40.99	$39.19	$35.25
Income From Investment Operations:
Net investment income[1]	0.66	0.60	0.66	0.37	0.25
Net realized and unrealized gain (loss)	1.92	2.49	(1.48)	1.56	4.62
TOTAL FROM INVESTMENT OPERATIONS	2.58	3.09	(0.82)	1.93	4.87
Less Distributions:
Distributions from net investment income	(0.58)	(0.70)	(0.30)	(0.13)	(0.93)
Distributions from net realized gain	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.21)	(1.42)	(5.75)	(0.13)	(0.93)
Net Asset Value, End of Period	$37.46	$36.09	$34.42	$40.99	$39.19
Total Return[2]	7.23%	9.47%	(2.69)%	4.94%	14.09%
Ratios to Average Net Assets:
Net expenses[3]	0.78%[4]	0.85%	0.97%	0.96%	0.96%[4]
Net investment income	1.74%	1.73%	1.96%	0.86%	0.74%
Expense waiver/reimbursement[5]	0.20%	0.23%	0.14%	0.11%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$834,986	$793,534	$582,859	$812,167	$572,731
Portfolio turnover[6]	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.78% and 0.96% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.05	$34.38	$40.95	$39.15	$35.22
Income From Investment Operations:
Net investment income[1]	0.67	0.59	0.69	0.39	0.26
Net realized and unrealized gain (loss)	1.92	2.52	(1.49)	1.56	4.62
TOTAL FROM INVESTMENT OPERATIONS	2.59	3.11	(0.80)	1.95	4.88
Less Distributions:
Distributions from net investment income	(0.59)	(0.72)	(0.32)	(0.15)	(0.95)
Distributions from net realized gain	(0.63)	(0.72)	(5.45)	—	—
TOTAL DISTRIBUTIONS	(1.22)	(1.44)	(5.77)	(0.15)	(0.95)
Net Asset Value, End of Period	$37.42	$36.05	$34.38	$40.95	$39.15
Total Return[2]	7.28%	9.54%	(2.65)%	4.99%	14.14%
Ratios to Average Net Assets:
Net expenses[3]	0.73%[4]	0.80%	0.92%	0.91%	0.92%[4]
Net investment income	1.78%	1.71%	2.08%	0.91%	0.78%
Expense waiver/reimbursement[5]	0.17%	0.21%	0.11%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,037	$82,346	$48,266	$55,560	$54,156
Portfolio turnover[6]	85%	80%	72%	74%	46%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.73% and 0.92% for the years ended
November 30, 2024 and 2020, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $9,235,944 of investment in an affiliated holding* (identified cost $1,090,723,028, including $9,235,944 of identified cost in an affiliated holding)	$1,203,876,836
Cash denominated in foreign currencies (identified cost $136,977)	137,552
Cash	103,632
Income receivable	6,131,749
Receivable for shares sold	341,707
Receivable for investments sold	317,550
Total Assets	1,210,909,026
Liabilities:
Payable for investments purchased	$2,267,855
Payable for shares redeemed	430,660
Payable for custodian fees	196,355
Payable for portfolio accounting fees	162,022
Payable for other service fees (Notes 2 and 5)	52,474
Payable for investment adviser fee (Note 5)	40,195
Payable for distribution services fee (Note 5)	13,158
Payable for administrative fee (Note 5)	5,148
Accrued expenses (Note 5)	120,559
TOTAL LIABILITIES	3,288,426
Net assets for 32,302,132 shares outstanding	$1,207,620,600
Net Assets Consist of:
Paid-in capital	$1,052,192,787
Total distributable earnings (loss)	155,427,813
TOTAL NET ASSETS	$1,207,620,600
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities—continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($232,999,123 ÷ 6,238,188 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$37.35
Offering price per share (100/94.50 of $37.35)	$39.52
Redemption proceeds per share	$37.35
Class C Shares:
Net asset value per share ($12,294,009 ÷ 364,159 shares outstanding) $0.001 par value, 50,000,000 shares authorized	$33.76
Offering price per share	$33.76
Redemption proceeds per share (99.00/100 of $33.76)	$33.42
Class R Shares:
Net asset value per share ($27,305,035 ÷ 737,429 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$37.03
Offering price per share	$37.03
Redemption proceeds per share	$37.03
Institutional Shares:
Net asset value per share ($834,985,788 ÷ 22,289,021 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$37.46
Offering price per share	$37.46
Redemption proceeds per share	$37.46
Class R6 Shares:
Net asset value per share ($100,036,645 ÷ 2,673,335 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$37.42
Offering price per share	$37.42
Redemption proceeds per share	$37.42

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Dividends (including $1,495,556 received from affiliated holdings* and net of foreign taxes withheld of $1,500,791)	$32,428,114
Net income on securities loaned (includes $63,776 earned from affiliated holdings* related to cash collateral balances) (Note 2)	3,520
TOTAL INCOME	32,431,634
Expenses:
Investment adviser fee (Note 5)	$9,560,621
Administrative fee (Note 5)	1,002,707
Custodian fees	282,437
Transfer agent fees (Note 2)	1,287,863
Directors’/Trustees’ fees (Note 5)	7,879
Auditing fees	38,992
Legal fees	19,812
Distribution services fee (Note 5)	255,538
Other service fees (Notes 2 and 5)	654,784
Portfolio accounting fees	216,842
Share registration costs	99,791
Printing and postage	112,912
Miscellaneous (Note 5)	43,976
TOTAL EXPENSES	13,584,154
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,150,623)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(343,283)
Reduction of custodian fees (Note 6)	(551)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION	(2,494,457)
Net expenses	11,089,697
Net investment income	21,341,937
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(7,963) on sales of investments in an affiliated holding*) and foreign currency transactions	23,206,188
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $(2,892) of investments in an affiliated holding*)	44,071,971
Net realized and unrealized gain (loss) on investments and foreign currency transactions	67,278,159
Change in net assets resulting from operations	$88,620,096

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,341,937	$18,076,456
Net realized gain	23,206,188	19,047,600
Net change in unrealized appreciation/depreciation	44,071,971	46,249,636
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	88,620,096	83,373,692
Distributions to Shareholders:
Class A Shares	(7,542,200)	(9,369,924)
Class B Shares[1]	—	(79,910)
Class C Shares	(382,851)	(761,140)
Class R Shares	(859,713)	(1,016,309)
Institutional Shares	(26,751,672)	(23,931,732)
Class R6 Shares	(2,809,908)	(2,041,851)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(38,346,344)	(37,200,866)
Share Transactions:
Proceeds from sale of shares	358,605,440	530,250,772
Net asset value of shares issued to shareholders in payment of distributions declared	33,367,273	32,507,351
Cost of shares redeemed	(403,021,906)	(366,666,152)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(11,049,193)	196,091,971
Change in net assets	39,224,559	242,264,797
Net Assets:
Beginning of period	1,168,396,041	926,131,244
End of period	$1,207,620,600	$1,168,396,041

1
On February 3, 2023, Class B Shares were converted into Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Leaders Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital growth.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers, reimbursements and reduction of $2,494,457 is disclosed in various locations in this Note 2, Note 5 and Note 6.
Transfer Agent Fees
For the year ended November 30, 2024, transfer agent fees for the Fund were as shown below.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$279,113	$—
Class C Shares	16,566	—
Class R Shares	79,627	(749)
Institutional Shares	893,208	(269,310)
Class R6 Shares	19,349	—
TOTAL	$1,287,863	$(270,059)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time.
For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$619,372
Class C Shares	35,412
TOTAL	$654,784
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage country and currency risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At November 30, 2024, the Fund had no outstanding futures contracts.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2024, the Fund had no outstanding securities on loan.
Annual Financial Statements and Additional Information

Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country, currency and market risks. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At November 30, 2024, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	537,942	$20,226,596	969,844	$34,514,184
Shares issued to shareholders in payment of distributions declared	187,523	6,854,875	256,353	8,356,514
Conversion of Class B Shares to Class A Shares[1]	—	—	74,347	2,658,640
Shares redeemed	(1,350,014)	(50,962,469)	(1,474,963)	(51,844,533)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(624,549)	$(23,880,998)	(174,419)	$(6,315,195)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	206	$6,093
Shares issued to shareholders in payment of distributions declared	—	—	2,439	72,311
Conversion of Class B Shares to Class A Shares[1]	—	—	(74,347)	(2,658,640)
Shares redeemed	—	—	(12,315)	(165,851)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(84,017)	$(2,746,087)
Annual Financial Statements and Additional Information

	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	36,829	$1,257,270	86,104	$2,773,107
Shares issued to shareholders in payment of distributions declared	11,122	367,099	25,017	739,290
Shares redeemed	(186,202)	(6,344,959)	(362,562)	(11,671,772)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(138,251)	$(4,720,590)	(251,441)	$(8,159,375)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	98,698	$3,685,892	158,577	$5,500,429
Shares issued to shareholders in payment of distributions declared	23,610	856,209	31,301	1,012,439
Shares redeemed	(201,331)	(7,566,323)	(177,019)	(6,277,854)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(79,023)	$(3,024,222)	12,859	$235,014
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	7,936,161	$297,323,092	12,329,577	$436,655,919
Shares issued to shareholders in payment of distributions declared	621,295	22,758,977	635,507	20,742,924
Shares redeemed	(8,254,313)	(313,712,935)	(7,914,427)	(275,400,023)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	303,143	$6,369,134	5,050,657	$181,998,820
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	962,643	$36,112,590	1,359,744	$48,142,400
Shares issued to shareholders in payment of distributions declared	69,153	2,530,113	48,592	1,583,873
Shares redeemed	(642,666)	(24,435,220)	(528,101)	(18,647,479)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	389,130	$14,207,483	880,235	$31,078,794
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(149,550)	$(11,049,193)	5,433,874	$196,091,971

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$34,416,524	$17,963,417
Long-term capital gains	$3,929,820	$19,237,449
TOTAL	$38,346,344	$37,200,866
As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$20,503,151
Undistributed long-term capital gains	$24,833,284
Net unrealized appreciation	$110,309,507
Other timing differences	$(218,129)
TOTAL	$155,427,813
At November 30, 2024, the cost of investments for federal tax purposes was $1,093,567,329. The net unrealized appreciation of investments for federal tax purposes was $110,309,507. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $177,016,573 and unrealized depreciation from investments for those securities having an excess of cost over value of $66,707,066. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales and passive foreign investment company income.
Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.72% of the Fund’s average daily net assets. Prior to February 1, 2024, the investment adviser fee was 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $2,111,546 of its fee and reimbursed $270,059 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $39,077.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$109,091	$—
Class R Shares	146,447	(73,224)
TOTAL	$255,538	$(73,224)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $6,617 in sales charges from the sale of Class A Shares. FSC also retained $20,151 and $283 relating to redemptions of Class A Shares and Class C Shares, respectively.
Other Service Fees
For the year ended November 30, 2024, FSSC received $23,430 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.08%, 1.89%, 1.23%, 0.78% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended November 30, 2024, the Fund’s expenses were offset by $551 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$1,073,927,700
Sales	$1,103,617,073
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Annual Financial Statements and Additional Information

12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2024, 55.9% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2024, the Fund derived $32,441,249 of gross income from foreign sources and paid foreign taxes of $927,581.
For the year ended November 30, 2024, the amount of long-term capital gains designated by the Fund was $3,929,820.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES INTERNATIONAL LEADERS FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Leaders Fund (the “Fund”) (one of the portfolios constituting Federated Hermes World Investment Series, Inc. (the “Corporation”)), including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes World Investment Series, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes World Investment Series, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	28,178,267.722	274,702.824	0	N/A
Thomas R. Donahue	28,202,130.806	250,839.740	0	N/A
John G. Carson	28,206,271.508	246,699.038	0	N/A
G. Thomas Hough	28,197,552.377	255,418.169	0	N/A
Karen L. Larrimer	28,229,957.139	223,013.407	0	N/A
Max F. Miller	28,220,953.174	232,017.372	0	N/A
Frank J. Nasta	28,214,289.252	238,681.294	0	N/A
Thomas M. O’Neill	28,174,319.747	278,650.799	0	N/A
Madelyn A. Reilly	28,220,180.043	232,790.503	0	N/A
John S. Walsh	28,197,530.545	255,440.001	0	N/A
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes International Leaders Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board
Annual Financial Statements and Additional Information

considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Leaders Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U847
CUSIP 31428U821
CUSIP 31428U599
CUSIP 31428U623
CUSIP 31428U581
G02455-03 (1/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
November 30, 2024

Share Class | Ticker	A | ISCAX	C | ISCCX	Institutional | ISCIX

Federated Hermes International Small-Mid Company Fund

A Portfolio of Federated Hermes World Investment Series, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
November 30, 2024
Shares			Value in U.S. Dollars
		COMMON STOCKS—96.9%
		Australia—4.6%
310,000		DEXUS	$ 1,474,890
175,000		Orica Ltd.	2,072,189
210,000		QBE Insurance Group Ltd.	2,747,567
600,000		South32 Ltd.	1,468,410
450,000		Steadfast Group Ltd.	1,706,221
150,000		Technology One Ltd.	2,960,805
		TOTAL	12,430,082
		Austria—1.0%
22,000		BAWAG Group AG	1,740,800
30,000		Vienna Insurance Group	921,091
		TOTAL	2,661,891
		Brazil—0.4%
240,000		Totvs SA	1,088,552
		Canada—9.3%
150,000		Alamos Gold, Inc.	2,822,042
90,000	[1]	CAE, Inc.	2,111,710
57,000		Cameco Corp.	3,389,343
30,000		CCL Industries, Inc., Class B	1,664,084
29,000		Dollarama, Inc.	3,029,978
45,000		Gildan Activewear, Inc.	2,233,849
20,000	[1]	The Descartes Systems Group, Inc.	2,337,345
75,000		The North West Company Fund	2,755,080
90,000		TMX Group, Inc.	2,856,755
260,000		Whitecap Resources, Inc.	1,892,361
		TOTAL	25,092,547
		Cayman Islands—0.6%
135,000		Patria Investments Ltd.	1,614,600
		China—0.8%
210,000		Full Truck Alliance Co. Ltd., ADR	2,102,100
		Denmark—0.8%
41,000		Sydbank AS	2,036,666
		Finland—0.4%
135,000		Metso Corp.	1,186,271
		France—3.4%
54,500		Bureau Veritas SA	1,657,263
16,000		Eurazeo SA	1,174,594
13,000		Gaztransport Et Technigaz	1,888,850
12,300		Nexans SA	1,395,719
23,000		Renault SA	983,698
13,400	[1]	Soitec	1,106,314
7,000		Vusion Group	1,056,224
		TOTAL	9,262,662
		Germany—8.6%
45,000		CTS Eventim AG	3,972,732
400,000		Deutz AG	1,697,849
40,000		Fielmann Group AG	1,650,224
25,000		Heidelberg Materials AG	3,153,675
6,500		MTU Aero Engines AG	2,212,349
Annual Financial Statements and Additional Information
1

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
2,000		Rational AG	$ 1,869,137
106,377		RENK GmbH	2,236,034
7,081		Rheinmetall AG	4,657,443
15,000		Siltronic AG	751,478
28,000		Stabilus SE	966,396
		TOTAL	23,167,317
		Greece—0.6%
470,000		Piraeus Financial Holdings SA	1,723,726
		Hong Kong—0.7%
175,000		ASM Pacific Technology Ltd.	1,743,286
		India—1.7%
125,000		Axis Bank Ltd.	1,683,278
375,000		Varun Beverages Ltd.	2,755,066
		TOTAL	4,438,344
		Ireland—2.4%
270,000		Bank of Ireland Group PLC	2,360,580
37,522	[1]	Moonlake Immunotherapeutics	2,042,322
39,500		Smurfit WestRock PLC	2,176,465
		TOTAL	6,579,367
		Israel—0.8%
11,500	[1]	NICE Ltd., ADR	2,098,060
		Italy—4.2%
25,000		Brunello Cucinelli SpA	2,477,492
150,000		Davide Campari-Milano NV	900,376
110,000		FinecoBank Banca Fineco SpA	1,766,277
80,000		Finmeccanica SpA	2,150,673
180,000		Iveco Group NV	1,798,705
35,000		Prysmian SpA	2,305,811
		TOTAL	11,399,334
		Japan—16.4%
185,000		Aisin Seiki Co.	1,956,314
135,000		Asahi Group Holdings Ltd.	1,472,021
110,000		Asics Corp.	2,215,619
180,000		Azbil Corp.	1,442,991
78,000		Daiei Kankyo Co., Ltd.	1,571,073
100,000		Daifuku Co.	2,091,124
8,500		Disco Corp.	2,316,731
50,000		Harmonic Drive Systems, Inc.	620,519
23,500		Horiba Ltd.	1,347,844
75,000		IHI Corp.	3,882,874
2,220		Japan Hotel REIT Investment Corp.	1,012,785
20,000		Kawasaki Heavy Industries	742,436
125,000		Kikkoman Corp.	1,374,868
60,000		Kusuri No Aoki Holdings Co., Ltd.	1,390,012
80,000		Nippon Sanso Holdings Corp.	2,342,871
16,500		Nitori Holdings Co., Ltd.	2,122,848
80,000		Pan Pacific International Holdings Corp.	2,040,179
430,000		Resona Holdings, Inc.	3,628,149
132,000		Rohm Co., Ltd.	1,253,601
70,000		Seiko Corp.	1,933,804
38,000		Shimadzu Corp.	1,072,458
Annual Financial Statements and Additional Information
2

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
80,000		Shoei Co., Ltd.	$ 1,321,943
105,000		Simplex Holdings, Inc.	1,762,551
120,000		Sompo Holdings, Inc.	3,175,057
		TOTAL	44,090,672
		Luxembourg—0.7%
366,667	[1]	Zabka Group	1,742,787
		Macau—0.9%
1,855,600		MGM China Holdings Ltd.	2,372,407
		Mexico—1.3%
115,000		Gruma SA, Class B	1,969,494
543,220		Prologis Property Mexico SA de CV	1,623,570
		TOTAL	3,593,064
		Netherlands—3.1%
26,000		Akzo Nobel NV	1,514,513
5,000	[1]	Argenx SE, ADR	3,082,750
2,500		ASM International NV	1,350,600
22,000		Euronext NV	2,457,149
		TOTAL	8,405,012
		New Zealand—0.6%
13,000	[1]	Xero Ltd.	1,477,266
		Norway—1.7%
250,000		Norsk Hydro ASA	1,546,779
197,000		Subsea 7 SA	3,115,441
		TOTAL	4,662,220
		Poland—0.6%
150,000		Powszechny Zaklad Ubezpieczen SA	1,632,553
		Portugal—1.0%
5,950,000		Banco Comercial Portugues SA, Class R	2,813,128
		Singapore—1.2%
400,000	[1]	Grab Holdings Ltd.	2,000,000
1,400,000		Mapletree Logistics Trust	1,339,530
		TOTAL	3,339,530
		South Africa—2.0%
100,000		Anglo American PLC	3,206,676
100,000		Clicks Group, Ltd.	2,189,796
		TOTAL	5,396,472
		South Korea—0.8%
45,000		Hana Financial Holdings	2,014,957
		Spain—3.2%
600,000		Banco de Sabadell SA	1,130,421
35,000		Cellnex Telecom, SA	1,257,006
105,000		Logista Integral SA	3,357,158
150,000		Merlin Properties SOCIMI SA	1,644,741
12,000		Vidrala SA	1,190,966
		TOTAL	8,580,292
		Sweden—2.9%
55,000		Boliden AB	1,641,603
17,300		Evolution AB	1,512,967
50,000		Hemnet Group AB	1,500,737
110,000	[1]	Swedish Orphan Biovitrum AB	3,051,065
		TOTAL	7,706,372
Annual Financial Statements and Additional Information
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Switzerland—2.3%
44,700		Adecco Group AG	$ 1,191,113
3,840	[1]	ICON PLC	807,360
45,000	[1]	On Holding AG	2,624,850
6,900		Tecan AG	1,647,057
		TOTAL	6,270,380
		Thailand—0.5%
800,000		Central Pattana PCL - NVDR	1,400,382
		United Kingdom—17.4%
35,000		Ashtead Group PLC	2,802,129
400,000		B&M European Value Retail SA	1,765,811
360,000		Baltic Classifieds Group PLC	1,587,232
280,800		Barratt Redrow PLC	1,528,596
80,000		Britvic PLC	1,313,085
35,000		Cranswick PLC	2,206,294
60,000		Diploma PLC	3,401,383
60,000		Greggs PLC	2,063,119
105,000		IMI PLC	2,432,377
60,000		Intermediate Capital Group PLC	1,617,581
340,000		Melrose Industries PLC	2,480,810
18,000		Next PLC	2,305,959
390,000		Qinetiq PLC	2,056,691
180,000		Rightmove PLC	1,473,905
340,605	[1]	Rolls-Royce Holdings PLC	2,416,943
557,885		Rotork PLC	2,366,028
12,000		SPIRAX GROUP PLC	1,095,179
120,000		TechnipFMC PLC	3,764,400
380,000	[1]	Trainline PLC	1,972,857
160,000		Travis Perkins PLC	1,548,877
180,000		Unite Group PLC	2,020,395
87,000		Weir Group PLC/The	2,459,055
		TOTAL	46,678,706
		TOTAL COMMON STOCKS (IDENTIFIED COST $209,546,893)	260,801,005
		RIGHTS—0.0%
		Spain—0.0%
600		Vidrala SA, Rights	59,548
		United Kingdom—0.0%
59,000	[2,3]	AstraZeneca PLC, Rights	32,450
		TOTAL RIGHTS (IDENTIFIED COST $0)	91,998
		INVESTMENT COMPANY—2.9%
7,734,864		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[4] (IDENTIFIED COST $7,734,864)	7,734,864
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $217,281,757)[5]	268,627,867
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	479,773
		TOTAL NET ASSETS—100%	$269,107,640
Annual Financial Statements and Additional Information
4

An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended November 30, 2024, were as follows:
Affiliated issuers no longer in the portfolio at period end
Value as of 11/30/2023	$831,000
Purchases at Cost	$—
Proceeds from Sales	$(2,679,644)
Change in Unrealized Appreciation/Depreciation	$137,790
Net Realized Gain/(Loss)	$1,710,854
Value as of 11/30/2024	$—
Shares Held as of 11/30/2024	—
Dividend Income	$—
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 11/30/2023	$2,137,636	$14,963,240	$17,100,876
Purchases at Cost	$60,725,037	$34,011,873	$94,736,910
Proceeds from Sales	$(55,127,809)	$(48,972,237)	$(104,100,046)
Change in Unrealized Appreciation/Depreciation	$—	$(9,343)	$(9,343)
Net Realized Gain/(Loss)	$—	$6,467	$6,467
Value as of 11/30/2024	$7,734,864	$—	$7,734,864
Shares Held as of 11/30/2024	7,734,864	—	7,734,864
Dividend Income	$383,280	$201,421	$584,701

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of this security is temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $217,686,722.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
5

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$51,653,392	$209,147,613	$—	$260,801,005
Investment Company	7,734,864	—	—	7,734,864
Rights	—	59,548	32,450	91,998
TOTAL SECURITIES	$59,388,256	$209,207,161	$32,450	$268,627,867

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
NVDR	—Non-Voting Depositary Receipt
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$34.85	$33.69	$44.95	$42.85	$35.42
Income From Investment Operations:
Net investment income (loss)[1]	0.39	0.38	0.40	0.08	(0.11)
Net realized and unrealized gain (loss)	5.18	1.04	(8.31)	4.56	9.26
TOTAL FROM INVESTMENT OPERATIONS	5.57	1.42	(7.91)	4.64	9.15
Less Distributions:
Distributions from net investment income	(0.31)	(0.26)	(0.17)	—	(0.07)
Distributions from net realized gain	—	—	(3.18)	(2.54)	(1.65)
TOTAL DISTRIBUTIONS	(0.31)	(0.26)	(3.35)	(2.54)	(1.72)
Net Asset Value, End of Period	$40.11	$34.85	$33.69	$44.95	$42.85
Total Return[2]	16.06%	4.27%	(19.20)%	10.99%	26.89%
Ratios to Average Net Assets:
Net expenses[3]	1.24%[4]	1.23%[4]	1.24%	1.23%	1.39%
Net investment income (loss)	1.01%	1.10%	0.84%	0.17%	(0.31)%
Expense waiver/reimbursement[5]	0.31%	0.33%	0.41%	0.31%	0.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,065	$69,478	$71,633	$96,899	$92,985
Portfolio turnover[6]	35%	46%	32%	34%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.24% and 1.23% for the years ended
November 30, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.57	$22.88	$31.62	$31.06	$26.25
Income From Investment Operations:
Net investment income (loss)[1]	0.06	0.08	3.25	(0.19)	(0.28)
Net realized and unrealized gain (loss)	3.51	0.71	(8.81)	3.29	6.74
TOTAL FROM INVESTMENT OPERATIONS	3.57	0.79	(5.56)	3.10	6.46
Less Distributions:
Distributions from net investment income	(0.15)	(0.10)	—	—	—
Distributions from net realized gain	—	—	(3.18)	(2.54)	(1.65)
TOTAL DISTRIBUTIONS	(0.15)	(0.10)	(3.18)	(2.54)	(1.65)
Net Asset Value, End of Period	$26.99	$23.57	$22.88	$31.62	$31.06
Total Return[2]	15.21%	3.50%	(19.79)%	10.15%	25.91%
Ratios to Average Net Assets:
Net expenses[3]	1.99%[4]	1.98%[4]	1.99%	1.98%	2.17%
Net investment income (loss)	0.25%	0.35%	0.12%	(0.59)%	(1.08)%
Expense waiver/reimbursement[5]	0.30%	0.33%	0.41%	0.31%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,522	$2,935	$3,281	$4,120	$4,693
Portfolio turnover[6]	35%	46%	32%	34%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 1.99% and 1.98% for the years ended
November 30, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended November 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.02	$34.83	$46.36	$44.02	$36.34
Income From Investment Operations:
Net investment income (loss)[1]	0.50	0.47	0.39	0.21	(0.03)
Net realized and unrealized gain (loss)	5.36	1.07	(8.45)	4.67	9.50
TOTAL FROM INVESTMENT OPERATIONS	5.86	1.54	(8.06)	4.88	9.47
Less Distributions:
Distributions from net investment income	(0.40)	(0.35)	(0.29)	—	(0.14)
Distributions from net realized gain	—	—	(3.18)	(2.54)	(1.65)
TOTAL DISTRIBUTIONS	(0.40)	(0.35)	(3.47)	(2.54)	(1.79)
Net Asset Value, End of Period	$41.48	$36.02	$34.83	$46.36	$44.02
Total Return[2]	16.37%	4.50%	(18.98)%	11.26%	27.15%
Ratios to Average Net Assets:
Net expenses[3]	0.99%[4]	0.98%[4]	0.99%	0.98%	1.13%
Net investment income (loss)	1.27%	1.31%	1.05%	0.43%	(0.07)%
Expense waiver/reimbursement[5]	0.31%	0.32%	0.40%	0.31%	0.37%
Supplemental Data:
Net assets, end of period (000 omitted)	$187,521	$147,430	$77,775	$106,288	$53,072
Portfolio turnover[6]	35%	46%	32%	34%	31%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.99% and 0.98% for the years ended
November 30, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
November 30, 2024

Assets:
Investment in securities, at value including $16,560 of securities loaned and including $7,734,864 of investment in affiliated holdings* (identified cost $217,281,757, including $7,734,864 of identified cost in affiliated holdings)	$268,627,867
Cash	42,917
Cash denominated in foreign currencies (identified cost $10,326)	10,380
Income receivable	685,299
Receivable for shares sold	83,159
Receivable for investments sold	16,819
Income receivable from affiliated holdings	605
Prepaid expenses	15,597
Total Assets	269,482,643
Liabilities:
Payable for portfolio accounting fees	$110,883
Payable for custodian fees	63,165
Payable for collateral due to broker for securities lending (Note 2)	37,637
Payable for auditing fees	37,548
Payable for share registration costs	32,868
Payable for transfer agent fees (Note 2)	24,773
Payable for investments purchased	16,850
Payable for other service fees (Notes 2 and 5)	15,278
Payable for shares redeemed	14,010
Payable for capital gains taxes withheld	10,920
Payable for investment adviser fee (Note 5)	7,971
Payable for distribution services fee (Note 5)	1,536
Payable for administrative fee (Note 5)	1,332
Payable for Directors’/Trustees’ fees (Note 5)	232
TOTAL LIABILITIES	375,003
Net assets for 6,586,035 shares outstanding	$269,107,640
Net Assets Consist of:
Paid-in capital	$215,558,857
Total distributable earnings (loss)	53,548,783
TOTAL NET ASSETS	$269,107,640
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($79,064,590 ÷ 1,971,345 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$40.11
Offering price per share (100/94.50 of $40.11)	$42.44
Redemption proceeds per share	$40.11
Class C Shares:
Net asset value per share ($2,522,214 ÷ 93,462 shares outstanding) $0.001 par value, 100,000,000 shares authorized	$26.99
Offering price per share	$26.99
Redemption proceeds per share (99.00/100 of $26.99)	$26.72
Institutional Shares:
Net asset value per share ($187,520,836 ÷ 4,521,228 shares outstanding) $0.001 par value, 200,000,000 shares authorized	$41.48
Offering price per share	$41.48
Redemption proceeds per share	$41.48

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended November 30, 2024

Investment Income:
Dividends (including $500,905 received from affiliated holdings* and net of foreign taxes withheld of $572,711)	$5,719,721
Net income on securities loaned (includes $83,796 earned from an affiliated holding* related to cash collateral balances) (Note 2)	21,954
TOTAL INCOME	5,741,675
Expenses:
Investment adviser fee (Note 5)	$2,296,401
Administrative fee (Note 5)	200,941
Custodian fees	98,070
Transfer agent fees	354,685
Directors’/Trustees’ fees (Note 5)	3,035
Auditing fees	38,993
Legal fees	12,828
Distribution services fee (Note 5)	19,920
Other service fees (Notes 2 and 5)	193,764
Portfolio accounting fees	149,521
Share registration costs	71,802
Printing and postage	41,326
Miscellaneous (Note 5)	25,512
TOTAL EXPENSES	3,506,798
Waiver, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	(778,912)
Reduction of custodian fees (Note 6)	(520)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(779,432)
Net expenses	2,727,366
Net investment income	3,014,309
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $1,717,321 on sales of investments in affiliated holdings*) and foreign currency transactions	9,868,340
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $128,447 of investments in affiliated holdings* and decrease in payable for capital gains taxes withheld of $14,215)	24,058,090
Net realized and unrealized gain (loss) on investments and foreign currency transactions	33,926,430
Change in net assets resulting from operations	$36,940,739

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended November 30	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,014,309	$2,166,625
Net realized gain (loss)	9,868,340	(8,114,292)
Net change in unrealized appreciation/depreciation	24,058,090	12,700,382
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	36,940,739	6,752,715
Distributions to Shareholders:
Class A Shares	(610,574)	(547,682)
Class C Shares	(18,984)	(14,587)
Institutional Shares	(1,693,878)	(751,600)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,323,436)	(1,313,869)
Share Transactions:
Proceeds from sale of shares	67,429,727	100,942,912
Net asset value of shares issued to shareholders in payment of distributions declared	2,264,872	1,260,781
Cost of shares redeemed	(55,046,629)	(40,489,437)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	14,647,970	61,714,256
Change in net assets	49,265,273	67,153,102
Net Assets:
Beginning of period	219,842,367	152,689,265
End of period	$269,107,640	$219,842,367
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
November 30, 2024
1. ORGANIZATION
Federated Hermes World Investment Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes International Small-Mid Company Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term growth of capital.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
13

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $779,432 is disclosed in various locations in Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended November 30, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$187,124
Class C Shares	6,640
TOTAL	$193,764
Annual Financial Statements and Additional Information
14

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended November 30, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
The securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated in the below chart, the cash collateral received by the Fund exceeds the market value of the securities loaned, reducing the net settlement amount to zero. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of November 30, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$16,560	$37,637
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Annual Financial Statements and Additional Information
15

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	218,892	$8,721,409	79,639	$2,736,772
Shares issued to shareholders in payment of distributions declared	15,256	557,154	15,466	498,325
Shares redeemed	(256,642)	(9,847,285)	(227,295)	(7,829,788)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(22,494)	$(568,722)	(132,190)	$(4,594,691)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	11,631	$299,205	17,354	$406,781
Shares issued to shareholders in payment of distributions declared	765	18,935	664	14,557
Shares redeemed	(43,455)	(1,105,875)	(36,868)	(867,385)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(31,059)	$(787,735)	(18,850)	$(446,047)
	Year Ended 11/30/2024		Year Ended 11/30/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,494,631	$58,409,113	2,738,572	$97,799,359
Shares issued to shareholders in payment of distributions declared	44,819	1,688,783	22,507	747,899
Shares redeemed	(1,111,050)	(44,093,469)	(901,431)	(31,792,264)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	428,400	$16,004,427	1,859,648	$66,754,994
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	374,847	$14,647,970	1,708,608	$61,714,256
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from partnership adjustments.
For the year ended November 30, 2024, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$(107)	$107
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$2,323,436	$1,313,869
Annual Financial Statements and Additional Information
16

As of November 30, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,865,723
Net unrealized appreciation	$50,941,145
Capital loss carryforwards	$(2,227,465)
Other timing differences	$(30,620)
TOTAL	$53,548,783
At November 30, 2024, the cost of investments for federal tax purposes was $217,686,722. The net unrealized appreciation of investments for federal tax purposes was $50,941,145. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $64,750,337 and unrealized depreciation from investments for those securities having an excess of cost over value of $13,809,192. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales, partnerships and passive foreign investment companies.
As of November 30, 2024, the Fund had a capital loss carryforward of $2,227,465 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,227,465	$—	$2,227,465
The Fund used capital loss carryforwards of $7,962,144 to offset capital gains realized during the year ended November 30, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended November 30, 2024, the Adviser voluntarily waived $766,055 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended November 30, 2024, the Adviser reimbursed $12,857.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended November 30, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$19,920
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2024, FSC retained $1,418 of fees paid by the Fund. For the year ended November 30, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended November 30, 2024, FSC retained $1,067 in sales charges from the sale of Class A Shares.
Other Service Fees
For the year ended November 30, 2024, FSSC received $11,639 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.23%, 1.98% and 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended November 30, 2024, the Fund’s expenses were offset by $520 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2024, were as follows:
Purchases	$106,217,501
Sales	$85,015,926
8. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Foreign political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of November 30, 2024, the Fund had no outstanding loans. During the year ended November 30, 2024, the Fund did not utilize the LOC.
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10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2024, there were no outstanding loans. During the year ended November 30, 2024, the program was not utilized.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended November 30, 2024, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. For the year ended November 30, 2024,11.7% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
If the Fund meets the requirements of Section 853 of the Code, the Fund will pass through to its shareholders credits for foreign taxes paid. For the fiscal year ended November 30, 2024, the Fund derived $5,704,010 of gross income from foreign sources and paid foreign taxes of $370,217.
Annual Financial Statements and Additional Information
19

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF DIRECTORS OF FEDERATED HERMES WORLD INVESTMENT SERIES, INC. AND SHAREHOLDERS OF FEDERATED HERMES INTERNATIONAL SMALL-MID COMPANY FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes International Small-Mid Company Fund (the “Fund”) (one of the portfolios constituting Federated Hermes World Investment Series, Inc. (the “Corporation”)) including the portfolio of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes World Investment Series, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Corporation’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Corporation in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Corporation is not required to have, nor were we engaged to perform, an audit of the Corporation’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Corporation’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
January 22, 2025
Annual Financial Statements and Additional Information
20

Shareholder Meeting Results (unaudited)
At a Special Meeting held on October 25, 2024, shareholders of the Federated Hermes World Investment Series, Inc. (the “Company”) elected Directors of the Company. Shareholders of the Company elected new individuals to serve as Directors effective January 1, 2025, who will serve on the Board with current Directors Messrs. J. Christopher Donahue, Thomas R. Donahue, John G. Carson, G. Thomas Hough, Thomas M. O’Neill, John S. Walsh and Ms. Madelyn A. Reilly. Under the Company’s Director Service Policy, Directors Judge Maureen Lally-Green and Mr. P. Jerome Richey retired from the Board on December 31, 2024. The number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes with respect to the election of each nominee for office, is included below.
Director:	Voting For	Withheld Authority	Abstained	Broker Non-Voting
J. Christopher Donahue	28,178,267.722	274,702.824	0	N/A
Thomas R. Donahue	28,202,130.806	250,839.740	0	N/A
John G. Carson	28,206,271.508	246,699.038	0	N/A
G. Thomas Hough	28,197,552.377	255,418.169	0	N/A
Karen L. Larrimer	28,229,957.139	223,013.407	0	N/A
Max F. Miller	28,220,953.174	232,017.372	0	N/A
Frank J. Nasta	28,214,289.252	238,681.294	0	N/A
Thomas M. O’Neill	28,174,319.747	278,650.799	0	N/A
Madelyn A. Reilly	28,220,180.043	232,790.503	0	N/A
John S. Walsh	28,197,530.545	255,440.001	0	N/A
Annual Financial Statements and Additional Information
21

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes International Small-Mid Company Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Global Investment Management Corp. (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are
Annual Financial Statements and Additional Information
25

designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
26

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes International Small-Mid Company Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428U748
CUSIP 31428U722
CUSIP 31428U631
G01968-01 (1/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Emerging Market Debt Fund: Not Applicable.

Federated Hermes International Leaders Fund: Not Applicable.

Federated Hermes International Small-Mid Company Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s report on its most recent meeting of shareholders is filed under Item 7 of this form.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Emerging Market Debt Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Emerging Market Debt Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Leaders Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes International Small-Mid Company Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

Not Applicable

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes World Investment Series, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  January 22, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  January 22, 2025